Significant Accounting Policies - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member]
Disclosure of significant accounting policies [line items]
Revenue from ticket breakage		¥ 698
Change fees		655
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member] | Timing of revenue recognition [member]
Disclosure of significant accounting policies [line items]
Increased retained earnings	¥ 460
Increased non-controlling interests	52
Offsetting tax impact	170
Increase in revenue		57
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member] | Frequent flyer award programmes [member]
Disclosure of significant accounting policies [line items]
Increased retained earnings	66
Increased non-controlling interests	1
Offsetting tax impact	¥ 22
Increase in revenue		¥ 70
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Term for amortisation using straight line method of acquiring cost of land held under operating lease		30 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Term for amortisation using straight line method of acquiring cost of land held under operating lease		70 years
Components related to overhaul costs [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for depreciation using straight line method		3 years
Components related to overhaul costs [member] | Top of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for depreciation using straight line method		12 years